RISK MANAGEMENT - Loss allowance roll forward (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	$ (245,105,338)
Ending balance	(259,515,428)	$ (245,105,338)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,611,594	5,875,018
Ending balance	8,557,039	8,611,594
Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	59,428	29,675
Net remeasurement of loss allowance	(33,835)	8,794
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	24,115	4,572
FX and other movements	254	170
Ending balance	49,962	59,428
Loan commitments and financial guarantee contracts | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		16,217
Ending balance
Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		45,892
Ending balance
Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,196,187	5,618,481
Net remeasurement of loss allowance	3,975,607	3,851,325
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	982,209	1,322,065
Financial assets that have been derecognized	(785,075)	(1,069,705)
Unwind of discount	504,437	381,983
FX and other movements	29,379	75,712
Entity deconsolidation		2,307
Write-offs / Charge-offs of the year	4,716,947	3,148,990
Ending balance	8,185,797	8,196,187
Loan portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,163,009
Ending balance
Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		6,781,490
Ending balance
Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(176,881,841)	(166,372,717)
FX and other movements	(893,900)	5,510,945
Entity deconsolidation		2,019
Write-offs / Charge-offs of the year	(4,716,947)	(3,148,990)
Ending balance	(182,128,114)	(176,881,841)
Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(19,358,216)
Ending balance	(21,862,835)	(19,358,216)
Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,937,449	2,659,322
Net remeasurement of loss allowance	1,204,664	1,016,637
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	438,102	525,163
Financial assets that have been derecognized	(407,549)	(370,151)
Unwind of discount	370,719	268,874
FX and other movements	(2,993)	17,805
Write-offs / Charge-offs of the year	1,801,062	437,274
Ending balance	3,739,330	3,937,449
Commercial loans | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		257,073
Ending balance
Commercial loans | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		2,916,395
Ending balance
Commercial loans | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(92,550,025)	(89,776,600)
FX and other movements	(430,191)	(2,921,539)
Write-offs / Charge-offs of the year	(1,801,062)	(437,274)
Ending balance	(91,306,719)	(92,550,025)
Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,442,311	2,456,791
Net remeasurement of loss allowance	2,535,407	2,452,598
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	461,258	732,106
Financial assets that have been derecognized	(349,555)	(600,920)
Unwind of discount	89,544	80,174
FX and other movements	38,007	52,800
Write-offs / Charge-offs of the year	2,668,392	2,527,016
Ending balance	3,548,580	3,442,311
Loans to consumers | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		795,778
Ending balance
Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		3,252,569
Ending balance
Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(55,200,581)	(50,156,130)
FX and other movements	(215,438)	(1,545,152)
Write-offs / Charge-offs of the year	(2,668,392)	(2,527,016)
Ending balance	(59,587,929)	(55,200,581)
Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	257,243	130,882
Net remeasurement of loss allowance	122,215	115,037
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	9,014	11,093
Financial assets that have been derecognized	(10,657)	(19,259)
Unwind of discount	6,340	4,548
FX and other movements	(5,513)	4,946
Write-offs / Charge-offs of the year	72,405	46,200
Ending balance	306,237	257,243
Mortgages | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		56,196
Ending balance
Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		187,078
Ending balance
Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(17,279,362)	(15,100,999)
FX and other movements	(131,993)	(858,482)
Write-offs / Charge-offs of the year	(72,405)	(46,200)
Ending balance	(18,661,389)	(17,279,362)
Loan Microcredit portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	88,177	74,167
Net remeasurement of loss allowance	33,997	21,732
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	13,679	16,721
Financial assets that have been derecognized	(2,736)	(3,858)
Unwind of discount	10,456	7,988
Write-offs / Charge-offs of the year	53,748	39,691
Ending balance	89,825	88,177
Loan Microcredit portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		11,118
Ending balance
Loan Microcredit portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		85,285
Ending balance
Loan Microcredit portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(425,697)	(409,688)
Write-offs / Charge-offs of the year	(53,748)	(39,691)
Ending balance	(410,320)	(425,697)
Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	471,007	297,319
Net remeasurement of loss allowance	79,324	245,321
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	60,156	36,982
Financial assets that have been derecognized	(14,578)	(75,517)
Unwind of discount	27,378	20,399
FX and other movements	(122)	161
Entity deconsolidation		2,307
Write-offs / Charge-offs of the year	121,340	98,809
Ending balance	501,825	471,007
Financial leasing | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		42,844
Ending balance
Financial leasing | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		340,163
Ending balance
Financial leasing | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(11,426,176)	(10,929,300)
FX and other movements	(116,278)	(185,772)
Entity deconsolidation		(2,019)
Write-offs / Charge-offs of the year	(121,340)	(98,809)
Ending balance	(12,161,757)	(11,426,176)
Trade receivables / other accounts receivable
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(9,300,643)
Ending balance	(11,702,301)	(9,300,643)
Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	256,891
Ending balance	286,463	256,891
Trade receivables / other accounts receivable | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		18,907
Ending balance
Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(9,557,534)
Ending balance	(11,988,764)	(9,557,534)
Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	97,588	89,431
Net remeasurement of loss allowance	40,263	15,259
FX and other movements	50	(2)
Write-offs / Charge-offs of the year	22,050	16,669
Ending balance	113,156	97,588
Other accounts receivable, general approach | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		9,569
Ending balance
Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		99,000
Ending balance
Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	159,303
Ending balance	173,307	159,303
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(215,324,860)
Ending balance	(224,581,946)	(215,324,860)
Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,453,149
Ending balance	8,472,997	8,453,149
Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8,196,187
Ending balance	8,185,797	8,196,187
Financial assets at amortised cost, category [member] | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(176,881,841)
Ending balance	(182,128,114)	(176,881,841)
Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,937,449
Ending balance	3,739,330	3,937,449
Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,442,311
Ending balance	3,548,580	3,442,311
Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	257,243
Ending balance	306,237	257,243
Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	471,007
Ending balance	501,825	471,007
Financial assets at amortised cost, category [member] | Trade receivables / other accounts receivable | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	256,891
Ending balance	286,463	256,891
Financial assets at amortised cost, category [member] | Trade receivables / other accounts receivable | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(7,069,120)
Ending balance	(9,282,734)	(7,069,120)
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	159,303
Ending balance	173,307	159,303
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(3,387,842)
Ending balance	(3,486,252)	(3,387,842)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(18,935,757)
Ending balance	(21,608,992)	(18,935,757)
Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	99,017
Ending balance	34,080	99,017
Debt securities | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(25,702,607)
Ending balance	(29,346,069)	(25,702,607)
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	71
Net remeasurement of loss allowance	(615)	(90)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	1,353	59
Financial assets that have been derecognized	(64)	(667)
FX and other movements	(8)	97
Ending balance	737	71
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		672
Ending balance
Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		672
Ending balance
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	99,017	71,708
Net remeasurement of loss allowance	(11,315)	15,769
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	34,575	12,468
Financial assets that have been derecognized	(76,771)	(60,046)
FX and other movements	(11,426)	2,920
Ending balance	34,080	99,017
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		56,198
Ending balance
Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		127,906
Ending balance
Credit-impaired | Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,225,001)
Ending balance	(1,659,725)	(1,225,001)
12-month ECL | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,906,117
Ending balance	1,946,817	1,906,117
12-month ECL | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	40,715	23,922
Transfer from stage 1 to stage 2	(529)	(2,350)
Transfer from stage 1 to stage 3	(172)	(2,167)
Transfer from stage 2 to stage 1	8,116	1,816
Transfer from stage 3 to stage 1	3,582	26
Net remeasurement of loss allowance	(29,069)	2,732
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	22,613	3,186
FX and other movements	253	169
Ending balance	45,509	40,715
12-month ECL | Loan commitments and financial guarantee contracts | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		13,381
Ending balance
12-month ECL | Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		37,303
Ending balance
12-month ECL | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,824,874	1,227,363
Transfer from stage 1 to stage 2	(231,472)	(255,031)
Transfer from stage 1 to stage 3	(132,800)	(214,542)
Transfer from stage 2 to stage 1	323,445	314,668
Transfer from stage 3 to stage 1	114,968	183,733
Net remeasurement of loss allowance	(352,578)	(90,021)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	659,037	1,011,984
Financial assets that have been derecognized	(366,590)	(568,424)
Unwind of discount	280	32,674
FX and other movements	52,724	4,703
Write-offs / Charge-offs of the year	38,750	312,350
Ending balance	1,853,138	1,824,874
12-month ECL | Loan portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		490,117
Ending balance
12-month ECL | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,717,480
Ending balance
12-month ECL | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(158,886,792)	(150,082,716)
Transfer from stage 1 to stage 2	(11,790,121)	(11,834,692)
Transfer from stage 1 to stage 3	(1,632,972)	(2,023,042)
Transfer from stage 3 to stage 2	6,281,477	7,343,231
Transfer from stage 3 to stage 1	582,523	621,006
FX and other movements	(613,810)	5,211,099
Write-offs / Charge-offs of the year	(38,750)	(312,350)
Ending balance	(164,206,688)	(158,886,792)
12-month ECL | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	695,728	492,561
Transfer from stage 1 to stage 2	(35,269)	(26,155)
Transfer from stage 1 to stage 3	(22,792)	(57,241)
Transfer from stage 2 to stage 1	38,767	65,954
Transfer from stage 3 to stage 1	17,627	30,590
Net remeasurement of loss allowance	(162,639)	(150,806)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	315,737	419,719
Financial assets that have been derecognized	(217,319)	(221,935)
Unwind of discount	280	31,974
FX and other movements	14,943	4,707
Write-offs / Charge-offs of the year	2,224	16,636
Ending balance	642,839	695,728
12-month ECL | Commercial loans | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		122,996
Ending balance
12-month ECL | Commercial loans | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		615,557
Ending balance
12-month ECL | Commercial loans | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(84,218,469)	(82,949,511)
Transfer from stage 1 to stage 2	3,007,313	2,402,189
Transfer from stage 1 to stage 3	971,916	1,239,079
Transfer from stage 3 to stage 2	(924,096)	(1,267,680)
Transfer from stage 3 to stage 1	(212,841)	(193,843)
FX and other movements	(324,141)	(2,814,940)
Write-offs / Charge-offs of the year	(2,224)	(16,636)
Ending balance	(83,075,132)	(84,218,469)
12-month ECL | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	998,390	656,042
Transfer from stage 1 to stage 2	(177,237)	(209,235)
Transfer from stage 1 to stage 3	(96,220)	(149,571)
Transfer from stage 2 to stage 1	248,331	209,168
Transfer from stage 3 to stage 1	86,563	137,887
Net remeasurement of loss allowance	(142,334)	78,253
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	299,809	543,690
Financial assets that have been derecognized	(141,025)	(315,442)
Unwind of discount		474
FX and other movements	35,616	(7)
Write-offs / Charge-offs of the year	35,743	289,525
Ending balance	1,076,150	998,390
12-month ECL | Loans to consumers | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		336,656
Ending balance
12-month ECL | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		992,698
Ending balance
12-month ECL | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(48,625,173)	(43,867,292)
Transfer from stage 1 to stage 2	6,677,240	7,335,328
Transfer from stage 1 to stage 3	378,855	457,632
Transfer from stage 2 to stage 1	3,963,436	4,071,520
Transfer from stage 3 to stage 1	(222,132)	(294,316)
FX and other movements	(73,657)	(1,470,959)
Write-offs / Charge-offs of the year	(35,743)	(289,525)
Ending balance	(53,321,328)	(48,625,173)
12-month ECL | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	35,187	14,501
Transfer from stage 1 to stage 2	(4,605)	(7,711)
Transfer from stage 1 to stage 3	(693)	(1,558)
Transfer from stage 2 to stage 1	21,080	20,072
Transfer from stage 3 to stage 1	3,837	2,749
Net remeasurement of loss allowance	(19,923)	(3,510)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	8,995	8,999
Financial assets that have been derecognized	(709)	(4,131)
Unwind of discount		110
FX and other movements	805
Write-offs / Charge-offs of the year	482	561
Ending balance	43,492	35,187
12-month ECL | Mortgages | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	6,227
Ending balance		6,227
12-month ECL | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		20,728
Ending balance
12-month ECL | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(15,566,058)	(13,260,166)
Transfer from stage 1 to stage 2	1,571,950	1,662,941
Transfer from stage 1 to stage 3	13,719	9,776
Transfer from stage 2 to stage 1	(1,157,647)	(1,630,238)
Transfer from stage 3 to stage 1	(100,956)	(66,713)
FX and other movements	(104,234)	(741,139)
Write-offs / Charge-offs of the year	(482)	(561)
Ending balance	(16,812,000)	(15,566,058)
12-month ECL | Loan Microcredit portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	23,348	21,421
Transfer from stage 1 to stage 2	(9,148)	(8,298)
Transfer from stage 1 to stage 3	(3,145)	(2,599)
Transfer from stage 2 to stage 1	5,854	6,305
Transfer from stage 3 to stage 1	945	6,062
Net remeasurement of loss allowance	(3,610)	(8,285)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	13,021	16,095
Financial assets that have been derecognized	(2,348)	(2,397)
Unwind of discount		103
Write-offs / Charge-offs of the year	123	5,584
Ending balance	24,794	23,348
12-month ECL | Loan Microcredit portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		525
Ending balance
12-month ECL | Loan Microcredit portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		21,946
Ending balance
12-month ECL | Loan Microcredit portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(344,722)	(333,346)
Transfer from stage 1 to stage 2	60,329	57,561
Transfer from stage 1 to stage 3	15,698	14,127
Transfer from stage 2 to stage 1	(13,553)	(14,370)
Transfer from stage 3 to stage 1	(1,795)	(9,506)
Write-offs / Charge-offs of the year	(123)	(5,584)
Ending balance	(329,922)	(344,722)
12-month ECL | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	72,221	42,838
Transfer from stage 1 to stage 2	(5,213)	(3,632)
Transfer from stage 1 to stage 3	(9,950)	(3,573)
Transfer from stage 2 to stage 1	9,413	13,169
Transfer from stage 3 to stage 1	5,996	6,445
Net remeasurement of loss allowance	(24,072)	(5,673)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	21,475	23,481
Financial assets that have been derecognized	(5,189)	(24,519)
Unwind of discount		13
FX and other movements	1,360	3
Write-offs / Charge-offs of the year	178	44
Ending balance	65,863	72,221
12-month ECL | Financial leasing | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		23,713
Ending balance
12-month ECL | Financial leasing | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		66,551
Ending balance
12-month ECL | Financial leasing | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(10,132,370)	(9,672,401)
Transfer from stage 1 to stage 2	473,289	376,673
Transfer from stage 1 to stage 3	252,784	302,428
Transfer from stage 2 to stage 1	(222,745)	(359,423)
Transfer from stage 3 to stage 1	(44,799)	(56,628)
FX and other movements	(111,778)	(184,061)
Write-offs / Charge-offs of the year	(178)	(44)
Ending balance	(10,668,306)	(10,132,370)
12-month ECL | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	19,700	12,911
Transfer from stage 1 to stage 3	(19,176)
Net remeasurement of loss allowance	8,062	19,439
FX and other movements	21	(2)
Write-offs / Charge-offs of the year	4,208	16,669
Ending balance	13,353	19,700
12-month ECL | Other accounts receivable, general approach | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		4,021
Ending balance
12-month ECL | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		16,932
Ending balance
12-month ECL | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,844,645
Ending balance	1,867,228	1,844,645
12-month ECL | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,824,874
Ending balance	1,853,138	1,824,874
12-month ECL | Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	695,728
Ending balance	642,839	695,728
12-month ECL | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	998,390
Ending balance	1,076,150	998,390
12-month ECL | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	35,187
Ending balance	43,492	35,187
12-month ECL | Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	72,221
Ending balance	65,863	72,221
12-month ECL | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	19,700
Ending balance	13,353	19,700
12-month ECL | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20,757
Ending balance	34,080	20,757
12-month ECL | Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	71
Net remeasurement of loss allowance	(615)	(90)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	1,353	59
Financial assets that have been derecognized	(64)	(667)
FX and other movements	(8)	97
Ending balance	737	71
12-month ECL | Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		672
Ending balance
12-month ECL | Debt securities | Financial assets at amortised cost, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		672
Ending balance
12-month ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20,757
Transfer from stage 1 to stage 2		(272)
Net remeasurement of loss allowance	(7,696)	(2,361)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	34,575	12,018
Financial assets that have been derecognized	(3,729)	(7,937)
FX and other movements	(9,827)	644
Ending balance	34,080	20,757
12-month ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		18,665
Ending balance
12-month ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		18,665
Ending balance
Lifetime ECL | Commercial loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(18,133,215)
Ending balance	(20,203,110)	(18,133,215)
Lifetime ECL | Other accounts receivable, simplified approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	159,303	137,431
Entity deconsolidation	(56)	6,731
Provision charged to profit or loss	(35,506)	65,230
Recovery for partial payments from the clients	(11,129)	(12,373)
Write-offs / Charge-offs of the year	13,097	47,309
Ending balance	173,307	159,303
Lifetime ECL | Other accounts receivable, simplified approach | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		9,338
Ending balance
Lifetime ECL | Other accounts receivable, simplified approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		146,769
Ending balance
Lifetime ECL | Not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,254,945
Ending balance	1,174,683	1,254,945
Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	14,358	1,719
Transfer from stage 1 to stage 2	529	2,350
Transfer from stage 2 to stage 3	(173)	(156)
Transfer from stage 2 to stage 1	(8,116)	(1,816)
Transfer from stage 3 to stage 2		13
Net remeasurement of loss allowance	(4,528)	11,071
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	875	(1,909)
FX and other movements		1
Ending balance	2,945	14,358
Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		3,085
Ending balance
Lifetime ECL | Not credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		4,804
Ending balance
Lifetime ECL | Not credit-impaired | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,197,046	583,584
Transfer from stage 1 to stage 2	231,472	255,031
Transfer from stage 2 to stage 3	(567,849)	(631,932)
Transfer from stage 2 to stage 1	(323,445)	(314,668)
Transfer from stage 3 to stage 2	104,502	107,331
Net remeasurement of loss allowance	632,102	746,773
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	119,690	156,320
Financial assets that have been derecognized	(241,128)	(177,729)
Unwind of discount	2,155	(3,809)
FX and other movements	49,148
Write-offs / Charge-offs of the year	44,961	120,592
Ending balance	1,158,732	1,197,046
Lifetime ECL | Not credit-impaired | Loan portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		596,737
Ending balance
Lifetime ECL | Not credit-impaired | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,180,321
Ending balance
Lifetime ECL | Not credit-impaired | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(7,721,137)	(8,263,660)
Transfer from stage 1 to stage 2	11,790,121	11,834,692
Transfer from stage 2 to stage 3	(4,150,773)	(4,493,810)
Transfer from stage 2 to stage 1	743,373	761,405
Transfer from stage 3 to stage 2	(6,281,477)	(7,343,231)
FX and other movements	(78,913)	253,756
Write-offs / Charge-offs of the year	(44,961)	(120,592)
Ending balance	(8,056,807)	(7,721,137)
Lifetime ECL | Not credit-impaired | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	190,633	91,930
Transfer from stage 1 to stage 2	35,269	26,155
Transfer from stage 2 to stage 3	(90,108)	(141,368)
Transfer from stage 2 to stage 1	(38,767)	(65,954)
Transfer from stage 3 to stage 2	16,665	17,836
Net remeasurement of loss allowance	84,562	153,621
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	22,634	37,317
Financial assets that have been derecognized	(39,985)	(24,707)
Unwind of discount	2,136	(2,615)
FX and other movements	8,443
Write-offs / Charge-offs of the year	785	2,020
Ending balance	190,697	190,633
Lifetime ECL | Not credit-impaired | Commercial loans | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		100,438
Ending balance
Lifetime ECL | Not credit-impaired | Commercial loans | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		192,368
Ending balance
Lifetime ECL | Not credit-impaired | Commercial loans | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,663,612)	(2,104,840)
Transfer from stage 1 to stage 2	(3,007,313)	(2,402,189)
Transfer from stage 2 to stage 3	909,907	1,347,289
Transfer from stage 2 to stage 1	(148,025)	(158,589)
Transfer from stage 3 to stage 2	924,096	1,267,680
FX and other movements	(15,482)	(44,303)
Write-offs / Charge-offs of the year	(785)	(2,020)
Ending balance	(2,392,259)	(1,663,612)
Lifetime ECL | Not credit-impaired | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	890,556	446,698
Transfer from stage 1 to stage 2	177,237	209,235
Transfer from stage 2 to stage 3	(423,340)	(432,509)
Transfer from stage 2 to stage 1	(248,331)	(209,168)
Transfer from stage 3 to stage 2	73,246	77,046
Net remeasurement of loss allowance	491,096	518,410
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	92,985	113,235
Financial assets that have been derecognized	(192,886)	(139,703)
Unwind of discount	19	(514)
FX and other movements	34,874
Write-offs / Charge-offs of the year	43,805	118,310
Ending balance	851,651	890,556
Lifetime ECL | Not credit-impaired | Loans to consumers | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		426,136
Ending balance
Lifetime ECL | Not credit-impaired | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		872,834
Ending balance
Lifetime ECL | Not credit-impaired | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(4,366,464)	(3,997,655)
Transfer from stage 1 to stage 2	(6,677,240)	(7,335,328)
Transfer from stage 2 to stage 3	2,662,543	2,585,329
Transfer from stage 2 to stage 1	(3,963,436)	(4,071,520)
Transfer from stage 3 to stage 2	472,001	483,063
FX and other movements	(42,397)	(96,499)
Write-offs / Charge-offs of the year	(43,805)	(118,310)
Ending balance	(3,893,548)	(4,366,464)
Lifetime ECL | Not credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	73,461	20,032
Transfer from stage 1 to stage 2	4,605	7,711
Transfer from stage 2 to stage 3	(22,042)	(21,022)
Transfer from stage 2 to stage 1	(21,080)	(20,072)
Transfer from stage 3 to stage 2	6,965	6,872
Net remeasurement of loss allowance	32,334	45,162
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	183	2,047
Financial assets that have been derecognized	(6,683)	(8,742)
Unwind of discount		(143)
FX and other movements	5,502
Write-offs / Charge-offs of the year	136	74
Ending balance	73,109	73,461
Lifetime ECL | Not credit-impaired | Mortgages | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		41,690
Ending balance
Lifetime ECL | Not credit-impaired | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		61,722
Ending balance
Lifetime ECL | Not credit-impaired | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,335,741)	(1,577,671)
Transfer from stage 1 to stage 2	(1,571,950)	(1,662,941)
Transfer from stage 2 to stage 3	439,320	362,596
Transfer from stage 2 to stage 1	1,157,647	1,630,238
Transfer from stage 3 to stage 2	(96,627)	(94,175)
FX and other movements	(17,163)	(111,799)
Write-offs / Charge-offs of the year	(136)	(74)
Ending balance	(1,299,159)	(1,335,741)
Lifetime ECL | Not credit-impaired | Loan Microcredit portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,962	7,477
Transfer from stage 1 to stage 2	9,148	8,298
Transfer from stage 2 to stage 3	(23,678)	(30,052)
Transfer from stage 2 to stage 1	(5,854)	(6,305)
Transfer from stage 3 to stage 2	2,539	1,961
Net remeasurement of loss allowance	17,500	20,392
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	651	626
Financial assets that have been derecognized	(266)	(600)
Unwind of discount		(381)
Write-offs / Charge-offs of the year	83	45
Ending balance	11,919	11,962
Lifetime ECL | Not credit-impaired | Loan Microcredit portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		10,591
Ending balance
Lifetime ECL | Not credit-impaired | Loan Microcredit portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		18,068
Ending balance
Lifetime ECL | Not credit-impaired | Loan Microcredit portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(25,374)	(28,381)
Transfer from stage 1 to stage 2	(60,329)	(57,561)
Transfer from stage 2 to stage 3	47,227	46,429
Transfer from stage 2 to stage 1	13,553	14,370
Transfer from stage 3 to stage 2	(4,530)	(4,213)
Write-offs / Charge-offs of the year	(83)	(45)
Ending balance	(24,801)	(25,374)
Lifetime ECL | Not credit-impaired | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	30,434	17,447
Transfer from stage 1 to stage 2	5,213	3,632
Transfer from stage 2 to stage 3	(8,681)	(6,981)
Transfer from stage 2 to stage 1	(9,413)	(13,169)
Transfer from stage 3 to stage 2	5,087	3,616
Net remeasurement of loss allowance	6,610	9,188
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	3,237	3,095
Financial assets that have been derecognized	(1,308)	(3,977)
Unwind of discount		(156)
FX and other movements	329
Write-offs / Charge-offs of the year	152	143
Ending balance	31,356	30,434
Lifetime ECL | Not credit-impaired | Financial leasing | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		17,882
Ending balance
Lifetime ECL | Not credit-impaired | Financial leasing | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		35,329
Ending balance
Lifetime ECL | Not credit-impaired | Financial leasing | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(329,946)	(555,113)
Transfer from stage 1 to stage 2	(473,289)	(376,673)
Transfer from stage 2 to stage 3	91,776	152,167
Transfer from stage 2 to stage 1	222,745	359,423
Transfer from stage 3 to stage 2	(22,190)	(21,365)
FX and other movements	(3,871)	(1,155)
Write-offs / Charge-offs of the year	(152)	(143)
Ending balance	(447,040)	(329,946)
Lifetime ECL | Not credit-impaired | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,561	5,909
Transfer from stage 2 to stage 3	(754)
Net remeasurement of loss allowance	4,160	1,901
FX and other movements	6
Write-offs / Charge-offs of the year	534
Ending balance	13,006	11,561
Lifetime ECL | Not credit-impaired | Other accounts receivable, general approach | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		3,751
Ending balance
Lifetime ECL | Not credit-impaired | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		9,660
Ending balance
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,208,607
Ending balance	1,171,738	1,208,607
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,197,046
Ending balance	1,158,732	1,197,046
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	190,633
Ending balance	190,697	190,633
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	890,556
Ending balance	851,651	890,556
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	73,461
Ending balance	73,109	73,461
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	30,434
Ending balance	31,356	30,434
Lifetime ECL | Not credit-impaired | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	11,561
Ending balance	13,006	11,561
Lifetime ECL | Not credit-impaired | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	31,980
Ending balance		31,980
Lifetime ECL | Not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	31,980
Transfer from stage 1 to stage 2		272
Net remeasurement of loss allowance	(3,564)	(28)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued		450
Financial assets that have been derecognized	(27,440)	(2,688)
FX and other movements	(976)	2,260
Ending balance		31,980
Lifetime ECL | Not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		31,714
Ending balance
Lifetime ECL | Not credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		31,714
Ending balance
Lifetime ECL | Credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,291,229
Ending balance	5,262,232	5,291,229
Lifetime ECL | Credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4,355	4,034
Transfer from stage 1 to stage 3	172	2,167
Transfer from stage 2 to stage 3	173	156
Transfer from stage 3 to stage 2		(13)
Transfer from stage 3 to stage 1	(3,582)	(26)
Net remeasurement of loss allowance	(238)	(5,009)
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	627	3,295
FX and other movements	1
Ending balance	1,508	4,355
Lifetime ECL | Credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		(249)
Ending balance
Lifetime ECL | Credit-impaired | Loan commitments and financial guarantee contracts | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		3,785
Ending balance
Lifetime ECL | Credit-impaired | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,174,267	3,807,534
Transfer from stage 1 to stage 3	132,800	214,542
Transfer from stage 2 to stage 3	567,849	631,932
Transfer from stage 3 to stage 2	(104,502)	(107,331)
Transfer from stage 3 to stage 1	(114,968)	(183,733)
Net remeasurement of loss allowance	3,696,083	3,194,573
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	203,482	153,761
Financial assets that have been derecognized	(177,357)	(323,552)
Unwind of discount	502,002	353,118
FX and other movements	(72,493)	71,009
Entity deconsolidation		2,307
Write-offs / Charge-offs of the year	4,633,236	2,716,048
Ending balance	5,173,927	5,174,267
Lifetime ECL | Credit-impaired | Loan portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		76,155
Ending balance
Lifetime ECL | Credit-impaired | Loan portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		3,883,689
Ending balance
Lifetime ECL | Credit-impaired | Loan portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(10,273,912)	(8,026,341)
Transfer from stage 1 to stage 3	1,632,972	2,023,042
Transfer from stage 2 to stage 3	4,150,773	4,493,810
Transfer from stage 2 to stage 1	(743,373)	(761,405)
Transfer from stage 3 to stage 1	(582,523)	(621,006)
FX and other movements	(201,177)	46,090
Entity deconsolidation		2,019
Write-offs / Charge-offs of the year	(4,633,236)	(2,716,048)
Ending balance	(9,864,619)	(10,273,912)
Lifetime ECL | Credit-impaired | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,051,088	2,074,831
Transfer from stage 1 to stage 3	22,792	57,241
Transfer from stage 2 to stage 3	90,108	141,368
Transfer from stage 3 to stage 2	(16,665)	(17,836)
Transfer from stage 3 to stage 1	(17,627)	(30,590)
Net remeasurement of loss allowance	1,282,741	1,013,822
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	99,731	68,127
Financial assets that have been derecognized	(150,245)	(123,509)
Unwind of discount	368,303	239,515
FX and other movements	(26,379)	13,098
Write-offs / Charge-offs of the year	1,798,053	418,618
Ending balance	2,905,794	3,051,088
Lifetime ECL | Credit-impaired | Commercial loans | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		33,639
Ending balance
Lifetime ECL | Credit-impaired | Commercial loans | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		2,108,470
Ending balance
Lifetime ECL | Credit-impaired | Commercial loans | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(6,667,944)	(4,722,249)
Transfer from stage 1 to stage 3	(971,916)	(1,239,079)
Transfer from stage 2 to stage 3	(909,907)	(1,347,289)
Transfer from stage 2 to stage 1	148,025	158,589
Transfer from stage 3 to stage 1	212,841	193,843
FX and other movements	(90,568)	(62,296)
Write-offs / Charge-offs of the year	(1,798,053)	(418,618)
Ending balance	(5,839,328)	(6,667,944)
Lifetime ECL | Credit-impaired | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,553,365	1,354,051
Transfer from stage 1 to stage 3	96,220	149,571
Transfer from stage 2 to stage 3	423,340	432,509
Transfer from stage 3 to stage 2	(73,246)	(77,046)
Transfer from stage 3 to stage 1	(86,563)	(137,887)
Net remeasurement of loss allowance	2,186,645	1,855,935
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	68,464	75,181
Financial assets that have been derecognized	(15,644)	(145,775)
Unwind of discount	89,525	80,214
FX and other movements	(32,483)	52,807
Write-offs / Charge-offs of the year	2,588,844	2,119,181
Ending balance	1,620,779	1,553,365
Lifetime ECL | Credit-impaired | Loans to consumers | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		32,986
Ending balance
Lifetime ECL | Credit-impaired | Loans to consumers | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,387,037
Ending balance
Lifetime ECL | Credit-impaired | Loans to consumers | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(2,208,944)	(2,291,183)
Transfer from stage 1 to stage 3	(378,855)	(457,632)
Transfer from stage 2 to stage 3	(2,662,543)	(2,585,329)
Transfer from stage 3 to stage 2	(472,001)	(483,063)
Transfer from stage 3 to stage 1	222,132	294,316
FX and other movements	(99,384)	22,306
Write-offs / Charge-offs of the year	(2,588,844)	(2,119,181)
Ending balance	(2,373,053)	(2,208,944)
Lifetime ECL | Credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	148,595	96,349
Transfer from stage 1 to stage 3	693	1,558
Transfer from stage 2 to stage 3	22,042	21,022
Transfer from stage 3 to stage 2	(6,965)	(6,872)
Transfer from stage 3 to stage 1	(3,837)	(2,749)
Net remeasurement of loss allowance	109,804	73,385
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	(164)	47
Financial assets that have been derecognized	(3,265)	(6,386)
Unwind of discount	6,340	4,581
FX and other movements	(11,820)	4,946
Write-offs / Charge-offs of the year	71,787	45,565
Ending balance	189,636	148,595
Lifetime ECL | Credit-impaired | Mortgages | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		8,279
Ending balance
Lifetime ECL | Credit-impaired | Mortgages | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		104,628
Ending balance
Lifetime ECL | Credit-impaired | Mortgages | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(377,563)	(263,162)
Transfer from stage 1 to stage 3	(13,719)	(9,776)
Transfer from stage 2 to stage 3	(439,320)	(362,596)
Transfer from stage 3 to stage 2	96,627	94,175
Transfer from stage 3 to stage 1	100,956	66,713
FX and other movements	(10,596)	(5,544)
Write-offs / Charge-offs of the year	(71,787)	(45,565)
Ending balance	(550,230)	(377,563)
Lifetime ECL | Credit-impaired | Loan Microcredit portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	52,867	45,269
Transfer from stage 1 to stage 3	3,145	2,599
Transfer from stage 2 to stage 3	23,678	30,052
Transfer from stage 3 to stage 2	(2,539)	(1,961)
Transfer from stage 3 to stage 1	(945)	(6,062)
Net remeasurement of loss allowance	20,107	9,625
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	7
Financial assets that have been derecognized	(122)	(861)
Unwind of discount	10,456	8,266
Write-offs / Charge-offs of the year	53,542	34,062
Ending balance	53,112	52,867
Lifetime ECL | Credit-impaired | Loan Microcredit portfolio | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		2
Ending balance
Lifetime ECL | Credit-impaired | Loan Microcredit portfolio | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		45,271
Ending balance
Lifetime ECL | Credit-impaired | Loan Microcredit portfolio | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(55,601)	(47,961)
Transfer from stage 1 to stage 3	(15,698)	(14,127)
Transfer from stage 2 to stage 3	(47,227)	(46,429)
Transfer from stage 3 to stage 2	4,530	4,213
Transfer from stage 3 to stage 1	1,795	9,506
Write-offs / Charge-offs of the year	(53,542)	(34,062)
Ending balance	(55,597)	(55,601)
Lifetime ECL | Credit-impaired | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368,352	237,034
Transfer from stage 1 to stage 3	9,950	3,573
Transfer from stage 2 to stage 3	8,681	6,981
Transfer from stage 3 to stage 2	(5,087)	(3,616)
Transfer from stage 3 to stage 1	(5,996)	(6,445)
Net remeasurement of loss allowance	96,786	241,806
New financial assets originated or purchased / Provision charged to profit or loss / New loan commitments and financial guarantees issued	35,444	10,406
Financial assets that have been derecognized	(8,081)	(47,021)
Unwind of discount	27,378	20,542
FX and other movements	(1,811)	158
Entity deconsolidation		2,307
Write-offs / Charge-offs of the year	121,010	98,622
Ending balance	404,606	368,352
Lifetime ECL | Credit-impaired | Financial leasing | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,249
Ending balance
Lifetime ECL | Credit-impaired | Financial leasing | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		238,283
Ending balance
Lifetime ECL | Credit-impaired | Financial leasing | Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(963,860)	(701,786)
Transfer from stage 1 to stage 3	(252,784)	(302,428)
Transfer from stage 2 to stage 3	(91,776)	(152,167)
Transfer from stage 3 to stage 2	22,190	21,365
Transfer from stage 3 to stage 1	44,799	56,628
FX and other movements	(629)	(556)
Entity deconsolidation		(2,019)
Write-offs / Charge-offs of the year	(121,010)	(98,622)
Ending balance	(1,046,411)	(963,860)
Lifetime ECL | Credit-impaired | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	66,327	70,611
Transfer from stage 1 to stage 3	19,176
Transfer from stage 2 to stage 3	754
Net remeasurement of loss allowance	28,041	(6,081)
FX and other movements	23
Write-offs / Charge-offs of the year	17,308
Ending balance	86,797	66,327
Lifetime ECL | Credit-impaired | Other accounts receivable, general approach | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		1,797
Ending balance
Lifetime ECL | Credit-impaired | Other accounts receivable, general approach | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		72,408
Ending balance
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,240,594
Ending balance	5,260,724	5,240,594
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Loan portfolio | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5,174,267
Ending balance	5,173,927	5,174,267
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Commercial loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,051,088
Ending balance	2,905,794	3,051,088
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Loans to consumers | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,553,365
Ending balance	1,620,779	1,553,365
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	148,595
Ending balance	189,636	148,595
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Financial leasing | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	368,352
Ending balance	404,606	368,352
Lifetime ECL | Credit-impaired | Financial assets at amortised cost, category [member] | Other accounts receivable, general approach | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	66,327
Ending balance	86,797	66,327
Lifetime ECL | Credit-impaired | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	46,280
Ending balance		46,280
Lifetime ECL | Credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	46,280	71,708
Net remeasurement of loss allowance	(55)	18,158
Financial assets that have been derecognized	(45,602)	(49,421)
FX and other movements	$ (623)	16
Ending balance		46,280
Lifetime ECL | Credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | Increase (decrease) due to application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		5,819
Ending balance
Lifetime ECL | Credit-impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment | After application application of IFRS 9
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		$ 77,527
Ending balance